Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,837,738)	$ (354,310)	$ (58,923,300)	$ (1,820,528)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance of common stock for services	726,248	7,500	51,348,000
Amortization of prepaid stock based expenses	3,024,605		4,621,230
Foreign currency transaction loss (gain)	34,699	(8,423)	89,243	(22,080)
Depreciation expense	125			297
Amortization of debt discounts	150,902	56,983	303,563	294,005
Amortization of right-of-use assets	3,577	5,534	20,187	21,359
Change in fair value of derivative liabilities	19,706	(52,787)	(212,450)	(316,537)
Derivative expense		27,182	333,596	141,012
Loss (gain) on extinguishment of debt, net	(195,861)	11,319	871,032	(54,565)
Non-cash interest expense	4,906	2,548	5,519	3,832
Accretion of put premium	37,450			279,711
Changes in Assets and Liabilities:
GST receivable	(3,043)	(251)	(2,405)	(71)
Prepaid expenses and other current assets	(362,329)		1,379	4,746
Other current assets	(7,438)
Accounts payable	(186,804)	(18,797)	187,732	242,408
Employee benefit liability	13,982	15,317	40,184	49,196
Accrued expenses and other payables	(361,479)	54,457	677,889	209,962
Accrued interest	(3,298)	24,093	255,155	78,733
Operating lease liability	2,723	(5,880)	(21,722)	(21,598)
NET CASH USED IN OPERATING ACTIVITIES	(1,939,067)	(235,515)	(405,168)	(935,118)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,491)
NET CASH USED IN INVESTING ACTIVITIES	(2,491)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	100,000	60,000	222,500	567,050
Repayment of convertible note	(203,350)		(8,000)	(142,909)
Repayment of notes	(671,777)		(122,788)
Repayment of loans payable - related party	(150,808)
Proceeds from the sale of common stock	3,314,458			23,057
Proceeds from note payable	75,000		320,000	190,000
Proceeds from loans payable - related parties	78,249	155,699	343,700	224,885
Deferred offering costs	(15,000)		(264,656)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,526,772	215,699	490,756	941,894
Effect of exchange rate changes on cash	5,435	7,999	(94,585)	4,262
NET INCREASE (DECREASE) IN CASH	590,649	(11,817)	(8,997)	11,038
CASH AT BEGINNING OF YEAR	12,088	21,085	21,085	10,047
CASH AT END OF YEAR	602,737	9,268	12,088	21,085
Cash paid during the year:
Interest	115,691	2,606	30,715	9,491
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	114,399	9,336	10,229	246,254
Conversion of convertible notes and accrued interest to common stock	335,850	51,978	79,686	560,483
Defferred offering cost charged to additional paid in capital upon closing of offering	281,773
Debt discounts related to derivative liability		60,000	222,500	150,000
Issuance of common stock for prepaid services (net of amortized portion)	$ 682,500	$ 7,500	19,259,880
Allowance on refundable advance deposit				120,958
Refundable advance deposit				(120,958)
Deferred offering costs				(25,000)
Proceeds from loans payable				79,811
Settlement of accounts payable for shares of common stock			129,354
Settlement of loans to former director for shares of common stock			74,395
Settlement of loans payable including accrued interest for shares of common stock			86,248
Operating lease right-of-use asset and operating lease liability pursuant to ASC 842			62,126
Relative fair value of warrant granted in connection with a loan payable - related party				141,084
Deemed dividend upon alternate cashless exercise of warrants				$ 192,960